Redeemable Partnership Units	12 Months Ended
Dec. 31, 2014
Redeemable Noncontrolling Interests [Abstract]
Redeemable Partnership Units

11. Redeemable Partnership Units

Redeemable partnership units on our consolidated balance sheets are primarily comprised of Class A units held by third parties and are recorded at the greater of their carrying amount or redemption value at the end of each reporting period. Changes in the value from period to period are charged to “partners' capital” on our consolidated balance sheets. Class A units may be tendered for redemption to us for cash; Vornado, at its option, may assume that obligation and pay the holder either cash or Vornado common shares on a one-for-one basis. Because the number of Vornado common shares outstanding at all times equals the number of Class A units owned by Vornado, the redemption value of each Class A unit is equivalent to the market value of one Vornado common share, and the quarterly distribution to a Class A unitholder is equal to the quarterly dividend paid to a Vornado common shareholder.

Below are the details of redeemable partnership units as of December 31, 2014 and 2013.

(Amounts in thousands, except units and						Preferred or
per unit amounts)	Balance as of		Units Outstanding at		Per Unit	Annual
	December 31,		December 31,		Liquidation	Distribution
Unit Series	2014	2013	2014	2013	Preference	Rate
Common:
Class A units held by third parties	$1,336,780	$1,002,620	11,356,550	11,292,038	n/a	$2.92

Redeemable Preferred: (1)
5.00% D-16 Cumulative Redeemable	$1,000	$1,000	1	1	$1,000,000.00	$50,000.00

(1)	Holders may tender units for redemption to us for cash at their stated redemption amount; Vornado, at its option, may assume that obligation and pay the holders either cash or Vornado preferred shares on a one-for-one basis. These units are redeemable at any time.

Below is a table summarizing the activity of redeemable partnership units.

(Amounts in thousands)
Balance at December 31, 2012	$944,152
Net income	24,817
Other comprehensive income	5,296
Distributions	(34,053)
Redemption of Class A units, at redemption value	(25,317)
Adjustments to carry redeemable Class A units at redemption value	108,252
Redemption of Series D-15 redeemable units	(36,900)
Other, net	17,373
Balance at December 31, 2013	1,003,620
Net income	47,613
Other comprehensive income	1,323
Distributions	(33,469)
Redemption of Class A units, at redemption value	(27,273)
Adjustments to carry redeemable Class A units at redemption value	315,276
Other, net	30,690
Balance at December 31, 2014	$1,337,780

Redeemable partnership units exclude our Series G Convertible Preferred units and Series D-13 Cumulative Redeemable Preferred units, as they are accounted for as liabilities in accordance with ASC 480, Distinguishing Liabilities and Equity, because of their possible settlement by issuing a variable number of Vornado common shares. Accordingly, the fair value of these units is included as a component of “other liabilities” on our consolidated balance sheets and aggregated $55,097,000 as of December 31, 2014 and 2013.